Schedule of Deferred Tax Assets and Liabilities (Details) - Applied Digital Cloud Corporation [Member] - USD ($) $ in Thousands	May 31, 2025	May 31, 2024
Deferred tax assets
Net operating loss	$ 43,712	$ 25,252
Lease liability	18,903	32,920
Interest disallowance carryforward	6,800	2,420
Other	(305)	190
Deferred tax assets, gross	69,110	60,782
Less: valuation allowance	(41,228)	(22,726)
Total deferred tax assets, net	27,882	38,056
Deferred tax liabilities
Property and equipment	(4,702)	527
Right of use assets	(23,180)	(38,583)
Total deferred tax liability, net	(27,882)	(38,056)
Net deferred tax asset